ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
VAT and other tax payables	$ 1,913,361	$ 1,250,544
Accrued payroll and employee benefits	4,389,540	3,280,317
Others	2,136,509	2,086,697
Total	$ 8,439,410	$ 6,617,558